Share-Based Compensation - Schedule of Share-Based Compensation Expenses Related to Restricted Shares (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Share-Based Compensation Expenses Related to Restricted Shares [Line Items]
Share-based compensation expenses	$ 26,065
General and Administrative Expense [Member]
Schedule of Share-Based Compensation Expenses Related to Restricted Shares [Line Items]
Share-based compensation expenses	17,617
Selling and Marketing Expense [Member]
Schedule of Share-Based Compensation Expenses Related to Restricted Shares [Line Items]
Share-based compensation expenses	4,502
Research and Development Expense [Member]
Schedule of Share-Based Compensation Expenses Related to Restricted Shares [Line Items]
Share-based compensation expenses	$ 3,946